UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2013 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
COMMON STOCK
Canada — 4.3%
Fairfax Financial Holdings Ltd.	2,300	$918
Imperial Oil Ltd.	36,400	1,612

		2,530

France — 7.5%
BNP Paribas	12,164	948
Peugeot SA1	45,365	589
Sanofi-Aventis SA	16,886	1,791
Technip SA	11,924	1,146

		4,474

Germany — 4.9%
Daimler AG	14,509	1,259
Siemens AG	12,078	1,656

		2,915

Hong Kong — 4.9%
China Merchants Holdings International Co. Ltd.	336,000	1,226
CNOOC Ltd.	760,000	1,414
Link REIT[2]	61,470	298

		2,938

Japan — 5.7%
Hitachi Ltd.	122,000	925
KDDI Corp.	19,700	1,214
Shin-Etsu Chemical Co. Ltd.	21,500	1,257

		3,396

Netherlands — 5.3%
Akzo Nobel NV	23,219	1,800
Reed Elsevier NV	62,846	1,331

		3,131

Singapore — 1.8%
Sembcorp Industries Ltd.	121,000	526
Sembcorp Marine Ltd.	159,000	561

		1,087

South Korea — 3.3%
Korea Electric Power Corp.[1]	28,810	952
SK Telecom Co., Ltd.	4,740	1,037

		1,989

Switzerland — 4.2%
ABB Ltd.	26,505	701
Novartis AG	22,534	1,806

		2,507

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2013 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
United Kingdom — 16.8%
Aviva PLC	94,491	$704
Barclays PLC	286,074	1,288
British American Tobacco PLC	18,942	1,016
HSBC Holdings PLC	105,200	1,142
International Consolidated Airlines Group SA1	174,611	1,161
Michael Page International PLC	137,621	1,112
Royal Dutch Shell PLC, Class A	40,490	1,450
TESCO PLC	135,913	752
Vodafone Group PLC	362,801	1,424

		10,049

United States — 38.8%
Altria Group Inc.	25,900	995
American Airlines Group Inc.[1]	49,312	1,245
Anadarko Petroleum Corp.	14,200	1,126
Apollo Education Group Inc., Class A1	40,486	1,106
Boeing Co.	11,600	1,583
Carnival Corp.	24,500	984
Citigroup Inc.	31,500	1,641
EMC Corp.	49,800	1,253
First American Financial Corp.	35,659	1,006
Johnson & Johnson	11,350	1,040
JPMorgan Chase & Co.	16,545	968
Lorillard Inc.	10,600	537
Microsoft Corp.	46,052	1,724
National Oilwell Varco Inc.	17,000	1,352
Oracle Corp.	46,300	1,771
UnitedHealth Group Inc.	24,918	1,876
Walt Disney Co.	7,800	596
Wells Fargo & Co.	30,200	1,371
Western Union Co.	58,165	1,003

		23,177

Total Common Stock
(Cost $49,146) — 97.5%		58,193

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	1,604,833	1,605

Total Short-Term Investment
(Cost $1,605) — 2.7%		1,605

Total Investments — 100.2%
(Cost $50,751)‡		59,798

Liabilities in Excess of Other Assets — (0.2)%		(95)

Net Assets — 100.0%		$59,703

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2013 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2013.
1	Non-income producing security.
2	Real Estate Investment Trust
‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $50,751 and the unrealized appreciation and depreciation were $9,467 and ($420), respectively.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2013:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Canada	$2,530	$—	$—	$2,530
France	4,474	—	—	4,474
Germany	—	2,915	—	2,915
Hong Kong	2,938	—	—	2,938
Japan	—	3,396	—	3,396
Netherlands	3,131	—	—	3,131
Singapore	1,087	—	—	1,087
South Korea	—	1,989	—	1,989
Switzerland	—	2,507	—	2,507
United Kingdom	10,049	—	—	10,049
United States	23,177	—	—	23,177

Total Common Stock	$47,386	$10,807	$—	$58,193

Short-Term Investment	$1,605	$—	$—	$1,605

Total Investments in Securities	$48,991	$10,807	$—	$59,798

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of market holiday closures.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holiday closures. For the period ended December 31, 2013, there were transfers between Level 1 and Level 2 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1200

Item 2.	Controls and Procedures

(a)  The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: February 28, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer
Date: February 28, 2014